Assets and liabilities held for sale and discontinued operations	12 Months Ended
Dec. 31, 2019
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets and liabilities held for sale and discontinued operations
Assets and liabilities held for sale and discontinued operations
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	December 31, 2019	December 31, 2018	December 31, 2017
Vessels	12,705	42,000	—
Of which in Tankers segment	12,705	42,000	—
Of which in FSO segment	—	—	—

(in thousands of USD)	(Estimated) Sale price	Book Value	Asset Held For Sale	Impairment Loss	(Expected) Gain
At January 1, 2018	—	—	—	—	—

Assets transferred to assets held for sale
Felicity	42,000	44,995	42,000	(2,995)	—

At December 31, 2018	—	—	42,000	(2,995)	—

At January 1, 2019

Assets transferred to assets held for sale
Finesse	21,003	12,705	12,705	—	8,298

Assets sold from assets held for sale	42,000	42,000	(42,000)	—	—
Felicity

At December 31, 2019	—	—	12,705	—	8,298

On January 23, 2020, the Company sold the Suezmax Finesse (2003 - 149,994 dwt), for $21.8 million. The fair value less cost of disposal (sales commission of 3.5%) amounted to 21.0 million. This vessel was accounted for as a non-current asset held for sale as at December 31, 2019, and had a carrying value of $12.7 million as of that date. The vessel was delivered to its new owner on February 21, 2020. Taking into account the sales commission, the net gain on this vessel amounts to $8.3 million and was recorded in the consolidated statement of profit or loss in the first quarter of 2020.

Discontinued operations
As of December 31, 2019 and December 31, 2018, the Group had no operations that meet the criteria of a discontinued operation.